Fair Value Measurements and Disclosures - Fair Value Inputs, Quantitative Information (Details) - Level 3 [Member] - Measurement Input, Discount Rate [Member]	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Impaired Loans [Member] | Minimum [Member] | Appraisal of Collateral - Appraisal Adjustments [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	5	5	5
Impaired Loans [Member] | Minimum [Member] | Appraisal of Collateral - Cost to Sell [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	7	7	5
Impaired Loans [Member] | Maximum [Member] | Appraisal of Collateral - Appraisal Adjustments [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	25	20	15
Impaired Loans [Member] | Maximum [Member] | Appraisal of Collateral - Cost to Sell [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	13	13	13
Impaired Loans [Member] | Weighted Average [Member] | Appraisal of Collateral - Appraisal Adjustments [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	10	9	6
Impaired Loans [Member] | Weighted Average [Member] | Appraisal of Collateral - Cost to Sell [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	11	11	11
Foreclosed Real Estate [Member] | Minimum [Member] | Appraisal of Collateral - Appraisal Adjustments [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	15	15	15
Foreclosed Real Estate [Member] | Minimum [Member] | Appraisal of Collateral - Cost to Sell [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	6	6	6
Foreclosed Real Estate [Member] | Maximum [Member] | Appraisal of Collateral - Appraisal Adjustments [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	15	15	15
Foreclosed Real Estate [Member] | Maximum [Member] | Appraisal of Collateral - Cost to Sell [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	9	9	8
Foreclosed Real Estate [Member] | Weighted Average [Member] | Appraisal of Collateral - Appraisal Adjustments [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	15	15	15
Foreclosed Real Estate [Member] | Weighted Average [Member] | Appraisal of Collateral - Cost to Sell [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value inputs, discount rate	8	8	7